OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS - Other non-current financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-current financial assets
Other non-current financial assets at fair value through OCI	$ 12.6	$ 9.2
Writedown of other investment through OCI	(3.5)	0.0	$ 10.9
Amortized cost	1,102.1	1,275.6
Financial assets at amortized cost	127.5	118.0
Cash in hand and at bank	345.4	483.4
Promissory notes
Other non-current financial assets
Amortized cost	$ 4.2	$ 0.0